Form N-1A Cover	Jul. 16, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NORTHERN LIGHTS FUND TRUST III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 07, 2026
Document Creation Date	Aug. 07, 2026
Document Effective Date	Aug. 07, 2026
Prospectus Date	Jul. 17, 2026